Schedule of Other Holdings (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Total equity method holdings	$ 23,947	$ 4,571
Total holdings without readily determinable fair value	15,217	12,898
Promissory note	450
Total other holdings	39,614	17,469
FG Merchant Partners LP [Member]
Total equity method holdings	9,042
FGAC Investors LLC [Member]
Total equity method holdings	9,100		$ 8,900
FG Merger Investors LLC [Member]
Total equity method holdings	5,093		3,400
Green First Forest Products Holdings LLC [Member]
Total equity method holdings	712		$ 1,400
FG Financial Holdings LLC [Member]
Total equity method holdings		4,571
Firefly Systems Inc [Member]
Total holdings without readily determinable fair value	12,898	12,898
FG Communities Inc [Member]
Total holdings without readily determinable fair value	2,250
Other [Member]
Total holdings without readily determinable fair value	$ 69